Average Annual Total Returns (Invesco V.I. Diversified Income Fund)	12 Months Ended
May 02, 2011
Barclays Capital U.S. Aggregate Index
Average Annual Total Returns
Label	Barclays Capital U.S. Aggregate Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	6.54%
5 Years	5.80%
10 Years	5.84%
Barclays Capital U.S. Credit Index
Average Annual Total Returns
Label	Barclays Capital U.S. Credit Index
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	8.47%
5 Years	5.98%
10 Years	6.55%
Lipper VUF Corporate Debt BBB-Rated Funds Index
Average Annual Total Returns
Label	Lipper VUF Corporate Debt BBB-Rated Funds Index
1 Year	7.69%
5 Years	5.69%
10 Years	5.89%
Series II shares, Invesco V.I. Diversified Income Fund
Average Annual Total Returns
Label	Series II shares: Inception (03/14/02) [1]
Inception Date	Mar. 14, 2002
1 Year	9.70%
5 Years	1.58%
10 Years	2.94%

[1]	Series II shares performance shown prior to the inception date is that of Series I shares restated to reflect the 12b-1 fees applicable to the Series II shares. Series I shares performance reflects any applicable fee waivers or expense reimbursements. The inception date of the Fund's Series I shares is May 5, 1993.